CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (42,976)	$ (108,240)	$ (56,366)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,134	30,007	36,344
Share-based compensation expense	2,044	1,025	1,502
Accrued severance pay, net	392	(268)	(58)
Changes in deferred tax, net	(621)	11,905	(5,693)
Capital loss from sale of property, plant and equipment	980	18	67
Decrease in trade receivables	18,748	11,760	2,612
Decrease in other accounts receivable and prepaid expenses	6,857	8,145	3,645
Decrease (increase) in inventories	20,128	101,549	(40,884)
Increase (decrease) in trade payables	8,952	(29,465)	(21,032)
Increase in warranty provision	(579)	(165)	(119)
Legal settlements and loss contingencies, net	7,242	(4,770)	568
Decrease in right of use assets	3,371	7,865	28,056
Decrease in lease liabilities	(5,006)	(9,516)	(36,478)
Contingent consideration related to acquisition	(53)	264	120
Amortization of premium and accretion of discount on marketable securities, net	0	63	238
Changes in accrued interest related to marketable securities	0	39	74
Impairment of goodwill and long lived assets, restructuring and other related costs, net of other income	1,007	47,939	71,258
Decrease in accrued expenses and other liabilities including related party	(5,746)	(1,626)	(7,165)
Net cash (used in) provided by operating activities	31,874	66,529	(23,311)
Cash flows from investing activities:
Net cash paid for acquisitions	(1,556)	0	(2,245)
Investment in short-term deposits	(12,500)	(36,500)	0
Purchase of property, plant and equipment	(10,421)	(11,168)	(17,801)
Proceeds from sale of property, plant and equipment	67	177	12
Sale and maturity of marketable securities	0	7,100	12,401
Proceeds from (investment in) long-term deposits	51	(135)	348
Net cash used in investing activities	(24,359)	(40,526)	(7,285)
Cash flows from financing activities:
Dividend paid	0	0	(8,625)
Proceeds (repayment) of short-term bank credit and loans, net	(2,545)	(23,268)	18,640
Contingent and deferred considerations related to acquisition	(500)	(511)	0
Repayment of a financing liability of land	0	0	(859)
Net (cash used) provided by financing activities	(3,045)	(23,779)	9,156
Effect of exchange rate differences on cash and cash equivalents	(1,757)	318	(794)
Increase (decrease) in cash and cash equivalents	2,713	2,542	(22,234)
Cash and cash equivalents at beginning of year	54,623	52,081	74,315
Cash and cash equivalents at end of year	57,336	54,623	52,081
Cash received (paid) during the year for:
Interest paid	(548)	(716)	(1,159)
Interest received	4,003	849	439
Tax paid	(3,117)	(1,852)	(4,968)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	106	188	(925)
Operating lease liabilities and right-of-use assets	$ 22,120	$ 19,364	$ 18,569